                                                As filed pursuant to Rule 497
                                                Under the Securities Act of 1933
                                                Registration No. 333-93709


                           AIG LIFE INSURANCE COMPANY

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                               VARIABLE ACCOUNT I
                SUPPLEMENT TO THE VARIABLE ANNUITY PROSPECTUSES:

         ALLIANCEBERNSTEIN OVATION VARIABLE ANNUITY DATED APRIL 30, 2008 ALLIANCEBERNSTEIN OVATION PLUS VARIABLE ANNUITY DATED MAY 1, 2002
    ALLIANCEBERNSTEIN OVATION ADVISOR VARIABLE ANNUITY DATED OCTOBER 24, 2005

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         The purpose of this supplement is to notify variable annuity contract owners of the upcoming termination and liquidation of the AllianceBernstein U.S. Large Cap Blended Style Portfolio ("Portfolio"), offered by the
AllianceBernstein Variable Products Series Fund, Inc. ("Fund" or "AVPSF").

         The Board of Trustees ("Board") of the Fund approved the liquidation and termination of the Portfolio at a meeting on September 23, 2008. The liquidation is expected to be effective on or about February 13, 2009 ("Liquidation Date"). On the Liquidation Date, funds invested in subaccounts supported by the Portfolio will be automatically moved into the AllianceBernstein Money Market Portfolio ("Money Market Portfolio"). In addition, existing instructions or instructions received on or after the Liquidation Date for new premium allocations, transfers, dollar cost averaging or automatic rebalancing into or out of the Portfolio will automatically be corrected to replace the Portfolio with the AllianceBernstein Money Market Portfolio.

         If you do not wish to have the liquidation proceeds allocated to the Money Market Portfolio, we must receive instructions from you to transfer your account value out of the Portfolio into another investment option prior to the close of the New York Stock Exchange ("Market Close") on or before the Liquidation Date. You may give us instructions to transfer your account value to another investment option by completing the enclosed transfer form or calling us at the telephone number below.

         Other investment options offered in your contract are part of the AVPSF, as summarized below:

MANAGED BY ALLIANCEBERNSTEIN L.P.     (Class A Shares)

     Balanced Wealth Strategy Portfolio                                    AVPSF
     International Growth Portfolio                                        AVPSF
     International Value Portfolio                                         AVPSF
     Intermediate Bond Portfolio*                                          AVPSF
     Real Estate Investment Portfolio                                      AVPSF
     Small Cap Growth Portfolio                                            AVPSF
     Small/Mid Cap Value Portfolio                                         AVPSF
     Utility Income Portfolio                                              AVPSF

MANAGED BY ALLIANCEBERNSTEIN L.P.    (Class B Shares)

     Growth Portfolio                                                      AVPSF
     Growth and Income Portfolio                                           AVPSF
     Global Technology Portfolio                                           AVPSF
     Large Cap Growth Portfolio                                            AVPSF
     Money Market Portfolio                                                AVPSF
     Value Portfolio                                                       AVPSF

     *Formerly U.S. Government/High Grade Securities Portfolio

         Please review your fund prospectuses for more detailed information about these investment options. For additional fund prospectus copies, please contact our Service Center at the telephone number below.

         Neither our automatic transfer of the liquidated proceeds to the Money Market Portfolio, nor your transfer of assets out of the Portfolio prior to the liquidation or out of the Money Market Portfolio within 60 days after the Liquidation Date, will count against free transfers that you are permitted to make each year or for the purposes of the U.S. Mail Policy.

         Should you have any questions, you may contact our Service Center at 1-800-255-8402.



               Please keep this supplement with your prospectus.


Dated: October 3, 2008